UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Intermediate Bond Fund of America

[photo of a ruler and divider calipers on top of a set of building plans]

Semi-annual report for the six months ended February 28, 2007

Intermediate Bond Fund of America® seeks to provide current income while preserving capital by investing primarily in debt securities with quality ratings of A or better. The fund’s portfolio targets a dollar-weighted average maturity of no more than five years.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	+3.00%	+3.17%	+4.74%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.71% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of part of a ruler and the tip of a set of divider calipers on top of building plans]

During the first half of the current fiscal year, Intermediate Bond Fund of America benefited from solid bond market fundamentals and a relatively stable interest rate environment. A rally late in the period lifted returns for investors.

For the six months ended February 28, 2007, Intermediate Bond Fund of America produced a total return of 3.0%. This return narrowly exceeded the Lehman Brothers Government/Credit 1-7 Years ex. BBB Index — the fund’s benchmark — which gained 2.9%. Index returns, however, do not include the effects of expenses. With respect to its peer group, the Lipper Short-Intermediate Investment Grade Debt Funds Average also returned 2.9%. The table below provides comparisons for longer, more meaningful time periods.

Most of the fund’s return came in the form of monthly dividends, which totaled about 29 cents a share for the period. Shareholders who reinvested dividends recorded an income return of 2.2%, which is equivalent to 4.4% annualized. Those who took dividends in cash earned a comparable income return and saw the value of their shares rise nearly 1.0%.

Results at a glance

For periods ended February 28, 2007, with dividends reinvested

Average annual total returns
	1 year	5 years	10 years	Lifetime*

Intermediate Bond Fund of America	+5.21%	+3.46%	+4.95%	+6.04%

Lehman Brothers Government/
Credit 1-7 years ex. BBB Index†	+5.32	+3.94	+5.54	+6.58

Lipper Short-Intermediate Investment
Grade Debt Funds Average	+4.77	+3.77	+5.12	+6.30

*Since February 19, 1988.
† The index is unmanaged and its return does not reflect the effects of sales charges, commissions or expenses.

Bond market overview

The current fiscal year began last September amid a strengthening market environment. Bond yields were broadly trending lower (lifting bond prices) following a pause in the Federal Reserve rate hikes. Importantly for the markets, the Fed has left the short-term federal funds rate unchanged since its June 2006 meeting.

With the Fed on the sidelines, the bond market focused intently on developing economic data, searching for a clue to the next Fed move. Many investors anticipated a rate cut in the first part of 2007. By early December, however, expectations for a rate cut waned as the economy evidenced sustained, though moderating, growth. That led to a weaker bond environment in December and January. Yet during the final weeks of the reporting period, the market retraced its lost ground when bonds rallied as stocks slumped.

The February rally delivered modest gains that were spread across many sectors of the market. For the six-month period, longer maturity bonds generally posted higher returns than did short-term bonds, and lower rated bonds recorded better returns than the highest rated debt. In many instances, gains were driven by ongoing investor demand for higher yields.

How the fund responded

Relatively few modifications were made to the structure of the fund’s portfolio over the course of the reporting period. The vast majority of holdings (69.4%) continued to be rated AAA or equivalent. This includes U.S. government obligations, federal agency debentures and various mortgage- and asset-backed securities. The remainder of holdings maturing in a year or more was all investment grade: 9.1% of AA quality, 15.4% of A quality and 1.9% of BBB-rated quality.

As a reminder, the fund amended its guidelines last fall to allow up to 10% of the portfolio to be invested in BBB-rated securities. The relatively small amount of holdings in this credit category, to date, reflects our desire to proceed cautiously and select only those bonds that we believe provide long-term benefits for shareholders.

The mix of sectors held in the portfolio changed only slightly from the end of the previous period. Portfolio counselors decreased the fund’s weighting of federal agency notes and bonds, even as they increased weightings of collateralized and commercial mortgage-backed obligations. These two areas of the mortgage market offered pockets of attractive investment opportunities for the fund during the past six months. The pie chart atop the summary portfolio (page 5) shows the mix of securities held as of February 28, 2007.

During the period, the fund benefited as well from its corporate holdings, which account for its largest sector exposure. Corporate returns, on the whole, were higher than most other sectors of the market, and fund holdings of financial institutions, in particular, contributed to recent results.

Importantly, the fund’s portfolio is mainly constructed one bond at a time. This means that individual security selection determines the portfolio composition at any given time, and these choices directly affect fund results both on a relative and absolute basis.

Carefully considered holdings

As the bond market ponders the future course of interest rates, the fund’s portfolio counselors remain focused on preserving shareholder principal through careful scrutiny of each bond they purchase. Every security is thoroughly evaluated for its sensitivity to interest rates, as well as its credit strength and ability to provide consistent income. Additionally, fund counselors strive to provide stability by diversifying holdings among the various sectors of the investment-grade bond market, including market niches that are often unavailable to the average investor.

Our in-depth research combines with the fund’s emphasis on high credit quality and an intermediate maturity structure to create a bond portfolio that is well-suited to conservative investors. Additionally, we believe that this targeted investment focus has an enduring value — current income with a relatively low level of volatility — that compliments a broad range of investor portfolios and goals.

We thank you for this opportunity to discuss the progress of Intermediate Bond Fund of America and look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ John H. Smet
John H. Smet
President

April 4, 2007

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 4.39% (4.36% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.15% (4.12% without the fee waiver). Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007 (the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	-0.11%	+2.62%	+4.17%
Not reflecting CDSC	+4.89%	+2.98%	+4.17%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+3.83%	+2.90%	+2.98%
Not reflecting CDSC	+4.83%	+2.90%	+2.98%

Class F shares*— first sold 3/19/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+5.66%	+3.70%	+3.77%

Class 529-A shares†— first sold 2/19/02
Reflecting 2.50% maximum sales charge	+2.96%	+3.12%	+2.90%
Not reflecting maximum sales charge	+5.59%	+3.63%	+3.41%

Class 529-B shares†— first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-0.25%	+2.44%	+2.41%
Not reflecting CDSC	+4.75%	+2.80%	+2.59%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+3.76%	+2.81%	+2.59%
Not reflecting CDSC	+4.76%	+2.81%	+2.59%

Class 529-E shares*†— first sold 3/15/02	+5.29%	+3.33%	+3.33%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+5.81%	—	+2.89%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, February 28, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type
Corporate bonds & notes	25.7%
U.S. Treasury bonds & notes	15.5
Federal agency bonds & notes	12.5
Collateralized mortgage-backed obligations (privately originated)	12.1
Asset-backed obligations	10.3
Federal agency mortgage-backed obligations	9.3
Commercial mortgage-backed securities	8.7
Non-U.S. government agency bonds & notes	0.4
Municipals	0.1
Other	1.2
Short-term securities & other assets less liabilities	4.2
[end pie chart]
Quality breakdown*	Percent of net assets

U.S. government obligations†	17.3%
Federal agencies	19.9
Aaa/AAA	32.2
Aa/AA	9.1
A/A	15.4
Baa/BBB	1.9
Short-term securities & other assets less liabilities	4.2

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 94.57%	(000)	(000)	assets

Corporate bonds & notes - 25.72%
Financials - 16.13%
Citigroup Inc.:
4.20% 2007	$29,500	$29,258
4.125%-4.625% 2010	16,150	15,833.90%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (1)	24,885	24,243.49
UniCredito Italiano SpA 5.584% 2017 (1) (2)	21,750	22,103.44
HBOS PLC 5.375% (undated) (1) (2)	21,457	21,395.43
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (1)	19,500	19,502.39
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (1)	19,000	18,960.38
Other securities		653,697	13.10
		804,991	16.13

Industrials - 2.67%
General Electric Capital Corp.:
Series A, 5.00% 2007	23,000	22,980
5.00%-6.00% 2007-2016	17,500	17,550
General Electric Co. 5.00% 2013	2,000	1,996.86
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,298.43
Other securities		69,252	1.38
		133,076	2.67

Telecommunication services - 1.80%
SBC Communications Inc. 6.25% 2011	34,250	35,631.71
Other securities		53,966	1.09
		89,597	1.80

Consumer staples - 1.75%
Costco Wholesale Corp. 5.30% 2012	20,700	20,986.42
Other securities		66,292	1.33
		87,278	1.75

Utilities - 1.13%
Other securities		56,230	1.13

Other corporate bonds & notes - 2.24%
Other securities		112,259	2.24

Total corporate bonds & notes (cost: $1,285,181,000)		1,283,431	25.72

U.S. Treasury bonds & notes - 15.46%
U.S. Treasury:
3.625% 2009	55,000	53,819
5.50% 2009 (3)	24,250	24,710
4.00% 2010	137,075	135,041
2.375% 2011 (4)	41,352	41,720
4.25% 2011	102,250	101,291
4.50% 2011	46,000	45,971
4.875% 2011	133,275	135,191
4.875% 2011	35,975	36,467
3.625% 2013	52,750	50,294
3.875% 2013	63,500	61,466
0%-7.50% 2007-2017	86,875	85,536	15.46
		771,506	15.46

Federal agency bonds & notes - 12.47%
Freddie Mac:
4.125% 2009	30,000	29,515
5.75% 2009	36,250	36,901
6.625% 2009	80,750	84,258
5.50% 2011	40,000	41,226
5.875% 2011	50,000	51,808
4.125%-5.75% 2010-2016	27,175	27,166	5.43
Fannie Mae:
4.75% 2007	20,800	20,758
5.25% 2007	26,500	26,520
4.00% 2008	30,000	29,643
5.25% 2012	56,000	56,871
6.125%-6.625% 2007-2012	29,150	30,432	3.29
Federal Home Loan Bank:
3.375% 2007	65,000	64,303
3.70% 2007	10,245	10,173
3.375% 2008	36,280	35,693
5.625% 2016	24,250	25,236	2.71
Other securities		51,856	1.04
		622,359	12.47

Collateralized mortgage-backed obligations (privately originated) (5) - 12.10%
Countrywide Alternative Loan Trust:
Series 2006-16CB, Class A-2, 6.00% 2036	23,884	24,028
5.00%-6.00% 2020-2036 (2)	82,861	82,777	2.14
Wells Fargo Mortgage-backed Securities Trust:
Series 2005-13, Class A-1, 5.00% 2020	22,543	22,158
Series 2003-3, Class II-A-1, 5.25% 2033	24,137	23,922
4.708%-5.68% 2033-2036 (2)	14,444	14,405	1.21
CS First Boston Mortgage Securities Corp. 0%-7.50% 2032-2036 (1) (2)	64,451	57,924	1.16
Residential Accredit Loans, Inc. 5.00%- 6.00% 2018-2035	54,123	53,662	1.08
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.872% 2036 (2)	22,692	22,736.46
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	21,071	20,701.41
Other securities		281,644	5.64
		603,957	12.10

Asset-backed obligations (5) - 10.28%
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (1)	22,750	22,296.45
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,269.37
Other securities		472,485	9.46
		513,050	10.28

Federal agency mortgage-backed obligations (5) - 9.29%
Fannie Mae:
6.00% 2036	34,727	35,044
6.00% 2036	21,674	21,879
Series 2003-T1, Class B, 4.491% 2012	31,365	30,588
Series 2006-43, Class PX, 6.00% 2036	28,916	29,636
0%-13.50% 2008-2041 (2)	192,132	187,917	6.11
Freddie Mac:
Series 2356, Class GD, 6.00% 2016	19,610	20,075
Series 3061, Class PN, 5.50% 2035	18,057	18,263
0%-10.511% 2008-2037 (2)	49,502	45,193	1.68
Government National Mortgage Assn.:
5.50% 2036	70,215	69,996
3.624%-9.50% 2007-2023	4,749	4,767	1.50
		463,358	9.29

Commercial mortgage-backed securities (5) - 8.73%
J.P. Morgan Chase Commercial Mortgage Securities Corp. 3.972%-5.333% 2034-2046 (2)	56,820	55,887	1.12
CS First Boston Mortgage Securities Corp. 3.808%-7.805% 2035-2041 (2)	48,794	49,607.99
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,308.40
Other securities		310,743	6.22
		435,545	8.73

Non-U.S. government agency bonds & notes - 0.43%
Corporación Andina de Fomento 6.875% 2012	20,000	21,307.43

Municipals - 0.09%
Other securities		4,521.09

Total bonds & notes (cost: $4,717,432,000)		4,719,034	94.57

		Market	Percent
		value	of net
Preferred securities - 1.25%		(000)	assets

Financials - 1.25%
Other securities		62,379	1.25

Total preferred securities (cost: $65,298,000)		62,379	1.25

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.30%	(000)	(000)	assets

CAFCO, LLC 5.26% due 3/16/2007 (1)	$33,300	33,222.67
Johnson & Johnson 5.18% due 3/12/2007 (1)	32,500	32,444.65
General Electric Capital Corp. 5.32% due 3/1/2007	17,150	17,147.34
Fannie Mae 5.13% due 5/9/2007	12,700	12,567.25
Freddie Mac 5.195% due 4/2/2007	6,500	6,468.13
Other securities		62,803	1.26

Total short-term securities (cost: $164,658,000)		164,651	3.30

Total investment securities (cost: $4,947,388,000)		4,946,064	99.12

Other assets less liabilities		43,748.88

Net assets		$4,989,812	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $952,185,000, which represented 19.08% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Principal payments may be made periodically.Therefore, the effective maturity date may be earlier than the stated maturity date.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $4,947,388)		$4,946,064
Receivables for:
Sales of investments	$33,308
Sales of fund's shares	16,525
Interest	45,032	94,865
		5,040,929
Liabilities:
Payables for:
Purchases of investments	26,889
Repurchases of fund's shares	8,921
Dividends on fund's shares	2,576
Bank overdraft	7,474
Investment advisory services	1,034
Services provided by affiliates	3,994
Deferred trustees' compensation	187
Other	42	51,117
Net assets at February 28, 2007		$4,989,812

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,068,539
Distributions in excess of net investment income		(138)
Accumulated net realized loss		(77,265)
Net unrealized depreciation		(1,324)
Net assets at February 28, 2007		$4,989,812

Shares of beneficial interest issued and outstanding - unlimited shares authorized (369,708 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$3,466,728	256,858	$13.50
Class B	241,049	17,860	13.50
Class C	280,491	20,783	13.50
Class F	416,225	30,839	13.50
Class 529-A	126,111	9,344	13.50
Class 529-B	21,284	1,577	13.50
Class 529-C	73,391	5,438	13.50
Class 529-E	7,579	562	13.50
Class 529-F	21,404	1,586	13.50
Class R-1	4,769	353	13.50
Class R-2	114,325	8,470	13.50
Class R-3	112,519	8,337	13.50
Class R-4	41,019	3,039	13.50
Class R-5	62,918	4,662	13.50
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.85 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2007	(dollars in thousands)
Investment income:
Income:
Interest		$125,483

Fees and expenses(*):
Investment advisory services	$7,314
Distribution services	9,096
Transfer agent services	2,300
Administrative services	1,285
Reports to shareholders	151
Registration statement and prospectus	130
Postage, stationery and supplies	247
Trustees' compensation	49
Auditing and legal	16
Custodian	12
Other	50
Total fees and expenses before reimbursements/waivers	20,650
Less reimbursements/waivers of fees and expenses:
Investment advisory services	731
Administrative services	97
Total fees and expenses after reimbursements/waivers		19,822
Net investment income		105,661

Net realized loss and unrealized appreciation on investments
Net realized loss on investments		(3,709)
Net unrealized appreciation on investments		43,349
Net realized loss and unrealized appreciation on investments		39,640
Net increase in net assets resulting from operations		$145,301

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2007*	2006
Operations:
Net investment income	$105,661	$195,423

Net realized loss on investments	(3,709)	(39,022)

Net unrealized appreciation (depreciation) on investments	43,349	(53,374)

Net increase in net assets resulting from operations	145,301	103,027

Dividends paid or accrued to shareholders from net investment income	(106,957)	(196,646)

Capital share transactions	(128,080)	(96,883)

Total decrease in net assets	(89,736)	(190,502)

Net assets:
Beginning of period	5,079,548	5,270,050
End of period (including distributions in excess of and undistributed
net investment income: $(138) and $1,158, respectively)	$4,989,812	$5,079,548

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$1,214
Capital loss carryforwards*:
Expiring 2008	$(7,139)
Expiring 2009	(1,587)
Expiring 2011	(13,436)
Expiring 2012	(2,039)
Expiring 2014	(11,583)	(35,784)
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†		(37,192)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$27,940
Gross unrealized depreciation on investment securities	(28,904)
Net unrealized depreciation on investment securities	(964)
Cost of investment securities	4,947,028

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2007	Year ended August 31, 2006
Class A	$76,157	$141,829
Class B	4,610	9,118
Class C	5,398	10,630
Class F	9,275	16,411
Class 529-A	2,606	4,198
Class 529-B	381	667
Class 529-C	1,333	2,273
Class 529-E	147	249
Class 529-F	439	609
Class R-1	88	144
Class R-2	1,981	3,190
Class R-3	2,189	3,441
Class R-4	828	1,115
Class R-5	1,525	2,772
Total	$106,957	$196,646

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2007, total investment advisory services fees waived by CRMC were $731,000. As a result, the fee shown on the accompanying financial statements of $7,314,000, which was equivalent to an annualized rate of 0.294%, was reduced to $6,583,000, or 0.265% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2007, the total administrative services fees paid by CRMC were $2,000 and $95,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,480	$2,155	Not applicable	Not applicable	Not applicable
Class B	1,245	145	Not applicable	Not applicable	Not applicable
Class C	1,477	Included in administrative services	$191	$49	Not applicable
Class F	523		193	53	Not applicable
Class 529-A	128		54	14	$60
Class 529-B	106		10	5	11
Class 529-C	372		34	14	37
Class 529-E	18		3	1	4
Class 529-F	-		9	2	9
Class R-1	24		3	4	Not applicable
Class R-2	405		77	239	Not applicable
Class R-3	271		76	72	Not applicable
Class R-4	47		25	3	Not applicable
Class R-5	Not applicable		32	1	Not applicable
Total	$9,096	$2,300	$707	$457	$121

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $49,000, shown on the accompanying financial statements, includes $29,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2007
Class A	$393,911	29,336	$67,989	5,058	$(534,796)	(39,833)	$(72,896)	(5,439)
Class B	6,911	515	4,015	299	(34,790)	(2,592)	(23,864)	(1,778)
Class C	21,428	1,597	4,673	348	(54,401)	(4,051)	(28,300)	(2,106)
Class F	89,992	6,704	8,244	613	(131,555)	(9,796)	(33,319)	(2,479)
Class 529-A	16,829	1,253	2,623	196	(9,215)	(686)	10,237	763
Class 529-B	608	45	383	28	(1,334)	(99)	(343)	(26)
Class 529-C	4,458	332	1,340	100	(8,179)	(609)	(2,381)	(177)
Class 529-E	1,022	76	148	11	(747)	(55)	423	32
Class 529-F	3,859	287	443	33	(854)	(63)	3,448	257
Class R-1	1,221	91	87	6	(1,353)	(101)	(45)	(4)
Class R-2	19,347	1,441	1,986	148	(13,354)	(996)	7,979	593
Class R-3	25,197	1,876	2,189	163	(20,513)	(1,529)	6,873	510
Class R-4	11,106	828	834	62	(4,271)	(318)	7,669	572
Class R-5	4,828	360	993	74	(9,382)	(699)	(3,561)	(265)
Total net increase
(decrease)	$600,717	44,741	$95,947	7,139	$(824,744)	(61,427)	$(128,080)	(9,547)

Year ended August 31, 2006
Class A	$819,076	61,233	$125,949	9,422	$(1,110,396)	(83,025)	$(165,371)	(12,370)
Class B	28,546	2,136	7,897	590	(71,068)	(5,316)	(34,625)	(2,590)
Class C	74,910	5,599	9,151	684	(131,074)	(9,803)	(47,013)	(3,520)
Class F	207,114	15,481	14,555	1,089	(145,626)	(10,901)	76,043	5,669
Class 529-A	29,774	2,225	4,194	314	(16,468)	(1,232)	17,500	1,307
Class 529-B	2,260	169	667	50	(2,487)	(186)	440	33
Class 529-C	18,387	1,374	2,271	170	(13,202)	(988)	7,456	556
Class 529-E	2,112	158	248	19	(1,346)	(101)	1,014	76
Class 529-F	6,764	506	608	46	(1,437)	(108)	5,935	444
Class R-1	2,326	174	141	11	(1,818)	(136)	649	49
Class R-2	40,556	3,031	3,173	238	(29,768)	(2,227)	13,961	1,042
Class R-3	46,721	3,493	3,423	256	(33,379)	(2,496)	16,765	1,253
Class R-4	16,563	1,239	1,111	83	(8,350)	(624)	9,324	698
Class R-5	19,003	1,421	1,631	122	(19,595)	(1,464)	1,039	79
Total net increase
(decrease)	$1,314,112	98,239	$175,019	13,094	$(1,586,014)	(118,607)	$(96,883)	(7,274)

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,407,298,000 and $1,557,883,000, respectively, during the six months ended February 28, 2007.

Financial highlights(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 2/28/2007	(5)	$13.39	$.29	$.11	$.40	$(.29)	$13.50	3.05%	$3,467			.71%	(6)	.68%	(6)	4.37%	(6)
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	3,513			.71		.68		3.93
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	3,745			.70		.69		3.22
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	3,768			.70		.70		2.84
Year ended 8/31/2003		13.81	.39	(.02)	.37	(.44)	13.74	2.68	3,981			.70		.70		2.84
Year ended 8/31/2002		13.69	.64	.14	.78	(.66)	13.81	5.89	3,071			.76		.76		4.70
Class B:
Six months ended 2/28/2007	(5)	13.39	.25	.11	.36	(.25)	13.50	2.68	241			1.44	(6)	1.41	(6)	3.64	(6)
Year ended 8/31/2006		13.63	.44	(.24)	.20	(.44)	13.39	1.50	263			1.42		1.39		3.23
Year ended 8/31/2005		13.80	.35	(.16)	.19	(.36)	13.63	1.39	303			1.40		1.38		2.52
Year ended 8/31/2004		13.74	.30	.08	.38	(.32)	13.80	2.78	339			1.39		1.39		2.15
Year ended 8/31/2003		13.81	.29	(.02)	.27	(.34)	13.74	1.96	383			1.40		1.40		2.05
Year ended 8/31/2002		13.69	.55	.14	.69	(.57)	13.81	5.14	205			1.46		1.46		3.86
Class C:
Six months ended 2/28/2007	(5)	13.39	.24	.11	.35	(.24)	13.50	2.66	281			1.48	(6)	1.46	(6)	3.59	(6)
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.44	307			1.47		1.44		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.32	360			1.47		1.45		2.45
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.70	383			1.47		1.47		2.07
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.86	434			1.49		1.49		1.93
Year ended 8/31/2002		13.69	.53	.14	.67	(.55)	13.81	5.04	212			1.55		1.55		3.67
Class F:
Six months ended 2/28/2007	(5)	13.39	.30	.11	.41	(.30)	13.50	3.06	416			.68	(6)	.65	(6)	4.38	(6)
Year ended 8/31/2006		13.63	.54	(.24)	.30	(.54)	13.39	2.25	446			.66		.63		3.99
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	377			.70		.68		3.23
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.48	304			.70		.70		2.80
Year ended 8/31/2003		13.81	.38	(.02)	.36	(.43)	13.74	2.65	223			.71		.71		2.69
Year ended 8/31/2002		13.69	.64	.14	.78	(.66)	13.81	5.85	104			.79		.79		4.47
Class 529-A:
Six months ended 2/28/2007	(5)	13.39	.29	.11	.40	(.29)	13.50	3.03	126			.75	(6)	.72	(6)	4.33	(6)
Year ended 8/31/2006		13.63	.52	(.24)	.28	(.52)	13.39	2.17	115			.75		.72		3.91
Year ended 8/31/2005		13.80	.43	(.16)	.27	(.44)	13.63	2.03	99			.75		.73		3.18
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	79			.70		.70		2.81
Year ended 8/31/2003		13.81	.37	(.02)	.35	(.42)	13.74	2.58	55			.76		.76		2.56
Period from 2/19/2002 to 8/31/2002		13.59	.30	.23	.53	(.31)	13.81	3.98	15			.91	(6)	.91	(6)	4.11	(6)
Class 529-B:
Six months ended 2/28/2007	(5)	13.39	.24	.11	.35	(.24)	13.50	2.62	21			1.56	(6)	1.53	(6)	3.52	(6)
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.37	21			1.55		1.52		3.10
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.20	22			1.59		1.57		2.34
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.58	20			1.59		1.59		1.93
Year ended 8/31/2003		13.81	.26	(.02)	.24	(.31)	13.74	1.77	16			1.59		1.59		1.70
Period from 2/26/2002 to 8/31/2002		13.58	.24	.24	.48	(.25)	13.81	3.58	3			1.64	(6)	1.64	(6)	3.38	(6)
Class 529-C:
Six months ended 2/28/2007	(5)	13.39	.24	.11	.35	(.24)	13.50	2.63	73			1.55	(6)	1.52	(6)	3.52	(6)
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.38	75			1.53		1.51		3.12
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.21	69			1.57		1.55		2.36
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.59	55			1.58		1.58		1.94
Year ended 8/31/2003		13.81	.26	(.02)	.24	(.31)	13.74	1.78	40			1.58		1.58		1.74
Period from 2/19/2002 to 8/31/2002		13.59	.25	.23	.48	(.26)	13.81	3.58	11			1.63	(6)	1.63	(6)	3.36	(6)
Class 529-E:
Six months ended 2/28/2007	(5)	13.39	.27	.11	.38	(.27)	13.50	2.88	8			1.04	(6)	1.01	(6)	4.04	(6)
Year ended 8/31/2006		13.63	.49	(.24)	.25	(.49)	13.39	1.89	7			1.02		1.00		3.63
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.73	6			1.06		1.04		2.88
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	5			1.06		1.06		2.44
Year ended 8/31/2003		13.81	.34	(.02)	.32	(.39)	13.74	2.30	3			1.06		1.06		2.28
Period from 3/15/2002 to 8/31/2002		13.43	.24	.40	.64	(.26)	13.81	4.79	1			.51		.51		1.73
Class 529-F:
Six months ended 2/28/2007	(5)	13.39	.30	.11	.41	(.30)	13.50	3.13	21			.54	(6)	.51	(6)	4.54	(6)
Year ended 8/31/2006		13.63	.55	(.24)	.31	(.55)	13.39	2.39	18			.52		.50		4.15
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.05	12			.72		.70		3.22
Year ended 8/31/2004		13.74	.38	.08	.46	(.40)	13.80	3.37	7			.81		.81		2.67
Period from 9/16/2002 to 8/31/2003		13.86	.30	(.02)	.28	(.40)	13.74	2.00	3			.81	(6)	.81	(6)	2.23	(6)

Class R-1:
Six months ended 2/28/2007	(5)	$13.39	$.24	$.11	$.35	$(.24)	$13.50	2.64%	$5			1.60%	(6)	1.49%	(6)	3.56%	(6)
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.43	5			1.58		1.46		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.30	4			1.59		1.47		2.46
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.68	3			1.62		1.48		2.03
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.87	2			1.85		1.48		1.61
Period from 6/13/2002 to 8/31/2002		13.63	.09	.18	.27	(.09)	13.81	2.02	-		(7)	.38		.31		.69
Class R-2:
Six months ended 2/28/2007	(5)	13.39	.24	.11	.35	(.24)	13.50	2.67	114			1.65	(6)	1.44	(6)	3.60	(6)
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.45	106			1.77		1.44		3.19
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.34	93			1.80		1.43		2.49
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.72	71			1.89		1.45		2.05
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.90	40			1.99		1.44		1.55
Period from 5/31/2002 to 8/31/2002		13.61	.11	.21	.32	(.12)	13.81	2.34	1			.48		.37		.80
Class R-3:
Six months ended 2/28/2007	(5)	13.39	.27	.11	.38	(.27)	13.50	2.86	113			1.09	(6)	1.06	(6)	3.99	(6)
Year ended 8/31/2006		13.63	.48	(.24)	.24	(.48)	13.39	1.83	105			1.09		1.05		3.57
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.72	90			1.09		1.05		2.87
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	63			1.10		1.07		2.43
Year ended 8/31/2003		13.81	.33	(.02)	.31	(.38)	13.74	2.29	37			1.13		1.06		1.99
Period from 6/26/2002 to 8/31/2002		13.69	.09	.13	.22	(.10)	13.81	1.58	1			.25		.20		.64
Class R-4:
Six months ended 2/28/2007	(5)	13.39	.29	.11	.40	(.29)	13.50	3.05	41			.71	(6)	.68	(6)	4.37	(6)
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	33			.71		.68		3.96
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	24			.71		.69		3.25
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.47	13			.71		.71		2.74
Year ended 8/31/2003		13.81	.38	(.02)	.36	(.43)	13.74	2.64	5			.73		.71		2.55
Period from 6/27/2002 to 8/31/2002		13.66	.09	.16	.25	(.10)	13.81	1.87	-		(7)	.16		.13		.68
Class R-5:
Six months ended 2/28/2007	(5)	13.39	.31	.11	.42	(.31)	13.50	3.19	63			.42	(6)	.39	(6)	4.66	(6)
Year ended 8/31/2006		13.63	.57	(.24)	.33	(.57)	13.39	2.51	66			.41		.38		4.24
Year ended 8/31/2005		13.80	.48	(.16)	.32	(.49)	13.63	2.40	66			.39		.37		3.53
Year ended 8/31/2004		13.74	.44	.08	.52	(.46)	13.80	3.81	65			.39		.39		3.11
Year ended 8/31/2003		13.81	.43	(.02)	.41	(.48)	13.74	2.97	45			.40		.40		3.10
Period from 5/15/2002 to 8/31/2002		13.52	.18	.29	.47	(.18)	13.81	3.49	27			.13		.13		1.28

	Six months ended February 28,	Year ended August 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	29%	71%	76%	68%	65%	59%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example
           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006, through February 28, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2006	Ending account value 2/28/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,030.47	$3.42	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,026.82	7.09	1.41
Class B -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C -- actual return	1,000.00	1,026.61	7.34	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F -- actual return	1,000.00	1,030.60	3.27	.65
Class F -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-A -- actual return	1,000.00	1,030.28	3.62	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	1,026.19	7.69	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C -- actual return	1,000.00	1,026.26	7.64	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	1,028.82	5.08	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F -- actual return	1,000.00	1,031.33	2.57	.51
Class 529-F -- assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 -- actual return	1,000.00	1,026.45	7.49	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-2 -- actual return	1,000.00	1,026.66	7.24	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-3 -- actual return	1,000.00	1,028.59	5.33	1.06
Class R-3 -- assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-4 -- actual return	1,000.00	1,030.46	3.42	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,031.93	1.96	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income while preserving capital by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper Short-Intermediate Investment Grade Debt Funds Index (the Lipper category that includes the fund), the averages of the funds included in the index as of May 31, 2006, the Lipper Short-Intermediate U.S. Government Funds Index, and the Lehman Brothers Government/Credit 1-7 years ex. BBB Index. The board and the committee noted that the fund’s investment results were at or above all of these comparative measures for the six-month and three-year periods ended June 30, 2006, but were below all the comparative measures for the five- and 10-year periods ended June 30, 2006 (except the Lipper Short-Intermediate U.S. Government Funds Index for the 10-year period). However, the board and the committee also noted that the standard deviations of the fund’s monthly total returns (a measure of risk) for the five- and 10-year periods were less than those of all such indexes, and that the fund’s relative investment results were affected by its emphasis on portfolio securities rated A or better and maintaining the safety of its assets and low volatility in the price of its shares.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Short-Intermediate Investment Grade Debt Funds Index. The board and the committee observed that the fund’s advisory fee was at or below the median of the funds in that comparison group for the fiscal year ended August 31, 2006, and had been below the median of the other funds included in the index for the entire nine-year period ended on that date. They also observed that although the fund’s total expenses were above the median for such other funds for the fiscal year ended August 31, 2006, many of the other funds in its peer group did not have 12b-1 expenses and had lower transfer agent expenses as a result of their predominantly institutional shareholder bases. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2007, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
> Intermediate Bond Fund of America®
         Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-923-0407P

Litho in USA KBDA/CG/8086-S7483

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

February 28, 2007

unaudited

Bonds & notes — 94.57%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 25.72%
Financials — 16.13%
Citigroup Inc. 4.20% 2007	$29,500	$29,258
Citigroup Inc. 4.125% 2010	13,150	12,867
Citigroup Inc. 4.625% 2010	3,000	2,966
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]	10,000	9,771
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]	3,000	2,958
Prudential Funding, LLC, Series B, 6.60% 2008[1]	10,795	10,912
PRICOA Global Funding I 4.20% 2010[1]	10,000	9,736
PRICOA Global Funding I 5.30% 2013[1]	5,000	5,028
ASIF Global Financing XVIII 3.85% 2007[1]	8,000	7,918
International Lease Finance Corp. 4.50% 2008	3,000	2,973
International Lease Finance Corp. 4.75% 2009	5,000	4,969
American International Group, Inc. 4.70% 2010	3,000	2,971
International Lease Finance Corp. 5.00% 2010	3,280	3,274
American International Group, Inc. 5.375% 2011	2,000	2,031
International Lease Finance Corp., Series R, 5.40% 2012	3,000	3,041
American General Finance Corp., Series J, 5.75% 2016	2,500	2,577
ILFC E-Capital Trust I 5.90% 2065[1,2]	4,000	4,062
ILFC E-Capital Trust II 6.25% 2065[1,2]	3,000	3,111
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	24,885	24,243
Westfield Group 5.40% 2012[1]	10,000	10,118
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,987
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,839
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,652
Hartford Financial Services Group, Inc. 5.46% 2012[2]	2,500	2,502
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	13,750	14,169
HBOS Treasury Services PLC 3.625% 2007[1]	10,000	9,938
HBOS PLC 5.375% (undated)[1,2]	21,457	21,395
Monumental Global Funding II, Series 2004-B, 3.90% 2009[1]	5,000	4,869
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]	2,000	1,967
Monumental Global Funding II, Series 2006-A, 5.42% 2009[1,2]	2,000	2,004
Monumental Global Funding II, Series 2005-B, 4.625% 2010[1]	2,500	2,468
Monumental Global Funding III 5.25% 2014[1]	8,000	8,077
Monumental Global Funding III 5.56% 2014[1,2]	11,850	11,836
Washington Mutual Bank, FA 6.875% 2011	11,000	11,700
Washington Mutual, Inc. 5.95% 2013	5,000	5,163
Washington Mutual Bank 5.65% 2014	5,500	5,526
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	6,500	6,564
Genworth Financial, Inc. 5.51% 2007[2]	12,000	12,008
Genworth Financial, Inc. 4.75% 2009	5,000	4,973
Genworth Financial, Inc. 6.15% 2066[2]	7,000	7,052
Santander Issuances, SA Unipersonal 5.725% 2016[1,2]	3,000	3,006
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	17,500	17,781
Abbey National PLC 6.70% (undated)[2]	3,022	3,072
American Express Credit Corp. 3.00% 2008	5,000	4,878
American Express Co. 4.75% 2009	5,000	4,980
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,020
American Express Co. 6.80% 2066[2]	6,250	6,745
UniCredito Italiano SpA 5.584% 2017[1,2]	21,750	22,103
J.P. Morgan Chase & Co. 5.35% 2007	6,050	6,050
Bank One Corp. 2.625% 2008	6,000	5,807
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,849
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,281
Wells Fargo & Co. 4.125% 2008	7,000	6,920
Wells Fargo & Co. 4.20% 2010	7,500	7,359
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	6,306
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]	19,500	19,502
Kimco Realty Corp., Series C, 3.95% 2008	7,000	6,866
Kimco Realty Corp., Series C, 4.82% 2014	795	768
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,217
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,619
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]	19,000	18,960
XL Capital Finance (Europe) PLC 6.50% 2012	4,725	4,966
XL Capital Ltd. 5.25% 2014	4,000	3,980
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	9,700	9,734
Wachovia Corp. 5.30% 2011	10,000	10,105
Wachovia Corp. 5.625% 2016	7,000	7,153
ORIX Corp. 5.48% 2011	16,750	16,849
US Bank National Assn. 4.40% 2008	17,000	16,828
USA Education, Inc. 5.625% 2007	4,035	4,036
SLM Corp., Series A, 3.625% 2008	5,000	4,917
SLM Corp., Series A, 3.95% 2008	3,000	2,949
SLM Corp., Series A, 3.17% 2009[2]	5,000	4,870
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	16,297	16,511
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[1]	12,000	11,814
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[1]	4,000	3,932
National Westminster Bank PLC 7.375% 2009	5,000	5,263
National Westminster Bank PLC 7.75% (undated)[2]	9,795	9,905
CIT Group Inc. 3.65% 2007	7,835	7,750
CIT Group Inc. 7.375% 2007	3,500	3,505
CIT Group Inc. 6.875% 2009	3,000	3,131
American Honda Finance Corp. 5.125% 2010[1]	13,000	13,046
New York Life Global Funding 3.875% 2009[1]	6,750	6,605
New York Life Global Funding 4.625% 2010[1]	5,000	4,950
Household Finance Corp. 6.40% 2008	10,000	10,158
HSBC Bank USA 4.625% 2014[1]	900	870
Principal Life Global Funding I 4.40% 2010[1]	9,000	8,781
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,014
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,919
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,731
Standard Chartered PLC 6.409% (undated)[1]	9,900	9,944
Simon Property Group, LP 5.00% 2012	1,000	995
Simon Property Group, LP 5.75% 2012	8,000	8,220
Lincoln National Corp. 6.50% 2008	8,385	8,454
ERP Operating LP 6.95% 2011	1,877	1,998
ERP Operating LP 6.625% 2012	2,000	2,132
ERP Operating LP 5.25% 2014	4,000	4,007
Skandinaviska Enskilda Banken 6.875% 2009	1,000	1,034
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	7,000	6,948
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,836
Bank of America Corp. 6.625% 2007	200	201
Bank of America Corp. 4.50% 2010	7,000	6,889
Resona Bank, Ltd. 5.85% (undated)[1,2]	7,000	7,026
ReliaStar Financial Corp. 6.50% 2008	4,000	4,077
ING Security Life Institutional Funding 4.25% 2010[1]	3,000	2,938
Union Bank of California, NA 5.95% 2016	5,750	5,969
Principal Life Insurance Co. 3.20% 2009	6,000	5,781
ACE INA Holdings Inc. 5.875% 2014	5,000	5,157
Korea Development Bank 4.625% 2010	5,000	4,925
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	4,250	4,359
PNC Funding Corp. 5.125% 2010	4,000	4,018
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	3,798	3,906
Sumitomo Mitsui Banking Corp. 6.078% (undated)[1,2]	3,250	3,304
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,402
BNP Paribas 5.125% 2015[1]	2,360	2,349
Ambac Financial Group, Inc. 6.15% 2087	2,300	2,295
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	2,000	2,041
Den Danske Bank A/S 7.40% 2010[1,2]	2,000	2,011
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	1,992
Allstate Life Global Funding 4.25% 2010	2,000	1,952
Brandywine Operating Partnership, LP 5.75% 2012	65	66
Brandywine Operating Partnership, LP 5.40% 2014	935	931
		804,991

Industrials — 2.67%
General Electric Capital Corp., Series A, 5.00% 2007	23,000	22,980
General Electric Capital Corp., Series A, 5.375% 2007	10,000	10,000
General Electric Capital Corp., Series A, 6.00% 2012	2,500	2,609
General Electric Co. 5.00% 2013	2,000	1,996
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,941
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,298
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	17,112	17,747
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,176	2,298
Caterpillar Inc. 4.50% 2009	16,750	16,570
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	13,860	14,077
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.72% 2015[2,3]	10,000	10,016
USG Corp. 6.30% 2016[1]	5,000	5,081
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	2,366	2,396
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,067	1,067
		133,076

Telecommunication services — 1.80%
BellSouth Corp. 4.20% 2009	12,000	11,764
SBC Communications Inc. 6.25% 2011	34,250	35,631
France Télécom 7.75% 2011[2]	12,500	13,682
Vodafone Group PLC 7.75% 2010	9,525	10,186
Singapore Telecommunications Ltd. 6.375% 2011[1]	7,000	7,385
Verizon Global Funding Corp. 7.375% 2012	5,000	5,516
Deutsche Telekom International Finance BV 8.00% 2010[2]	5,000	5,433
		89,597

Consumer staples — 1.75%
Costco Wholesale Corp. 5.50% 2007	5,525	5,525
Costco Wholesale Corp. 5.30% 2012	20,700	20,986
Diageo Capital PLC 3.50% 2007	12,000	11,858
Diageo Capital PLC 4.375% 2010	10,500	10,281
Wal-Mart Stores, Inc. 4.125% 2010	10,000	9,767
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,441
Nabisco, Inc. 7.05% 2007	9,200	9,255
Kraft Foods Inc. 4.125% 2009	4,000	3,904
CVS Corp. 6.117% 2013[1,3]	1,690	1,731
CVS Corp. 6.036% 2028[1,3]	3,488	3,530
		87,278

Utilities — 1.13%
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[1]	6,000	6,035
Scottish Power PLC 4.91% 2010	4,000	3,968
Scottish Power PLC 5.375% 2015	4,000	3,992
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,322
Ohio Power Co., Series J, 5.30% 2010	8,000	8,051
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,935
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,215
Georgia Power Co., Series V, 4.10% 2009	7,000	6,839
National Grid PLC 6.30% 2016	5,990	6,326
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[1]	3,500	3,543
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	2,000	2,004
		56,230

Consumer discretionary — 0.95%
Kohl’s Corp. 6.30% 2011	3,000	3,122
Kohl’s Corp. 7.375% 2011	4,175	4,542
Walt Disney Co., Series B, 5.375% 2007	7,000	7,003
Gannett Co., Inc. 4.125% 2008	7,000	6,910
Target Corp. 5.50% 2007	5,000	5,000
Target Corp. 5.375% 2009	1,700	1,717
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,476
Carnival Corp. 6.15% 2008	5,401	5,442
Home Depot, Inc. 5.49% 2009[2]	1,500	1,503
Home Depot, Inc. 5.20% 2011	3,000	3,009
Federated Department Stores, Inc. 6.625% 2008	2,000	2,035
Federated Retail Holdings, Inc. 5.90% 2016	1,725	1,755
		47,514

Energy — 0.49%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	6,611	6,539
Qatar Petroleum 5.579% 2011[1]	5,000	5,028
Apache Corp. 5.625% 2017	4,800	4,909
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,870
Sonoco, Inc. 5.75% 2017	3,000	2,996
		24,342

Information technology — 0.39%
Cisco Systems, Inc. 5.25% 2011	12,750	12,870
Western Union Co. 5.40% 2011	6,750	6,776
		19,646

Health care — 0.27%
UnitedHealth Group Inc. 3.75% 2009	7,000	6,844
Amgen Inc. 4.00% 2009	7,000	6,833
		13,677

Materials — 0.14%
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	7,000	7,080

Total corporate bonds & notes (cost: $1,285,181,000)		1,283,431

U.S. TREASURY BONDS & NOTES — 15.46%
U.S. Treasury 3.125% 2007	8,475	8,440
U.S. Treasury 4.75% 2008	7,550	7,557
U.S. Treasury 3.625% 2009	55,000	53,819
U.S. Treasury 5.50% 2009[4]	24,250	24,710
U.S. Treasury 6.00% 2009	6,100	6,297
U.S. Treasury 4.00% 2010	137,075	135,041
U.S. Treasury 2.375% 2011[5]	41,352	41,720
U.S. Treasury 4.25% 2011	102,250	101,291
U.S. Treasury 4.50% 2011	46,000	45,971
U.S. Treasury 4.50% 2011	12,400	12,397
U.S. Treasury 4.875% 2011	133,275	135,191
U.S. Treasury 4.875% 2011	35,975	36,467
U.S. Treasury 3.625% 2013	52,750	50,294
U.S. Treasury 3.875% 2013	63,500	61,466
U.S. Treasury 4.25% 2013	15,000	14,787
U.S. Treasury 4.00% 2014	4,100	3,970
U.S. Treasury 4.25% 2014	18,250	17,919
U.S. Treasury 7.50% 2016	8,000	9,805
U.S. Treasury Principal Strip 0% 2017	7,000	4,364
		771,506

FEDERAL AGENCY BONDS & NOTES — 12.47%
Freddie Mac 4.125% 2009	30,000	29,515
Freddie Mac 5.75% 2009	36,250	36,901
Freddie Mac 6.625% 2009	80,750	84,258
Freddie Mac 4.125% 2010	15,000	14,702
Freddie Mac 5.25% 2011	10,175	10,363
Freddie Mac 5.50% 2011	40,000	41,226
Freddie Mac 5.875% 2011	50,000	51,808
Freddie Mac 5.75% 2016	2,000	2,101
Fannie Mae 4.75% 2007	20,800	20,758
Fannie Mae 5.25% 2007	26,500	26,520
Fannie Mae 6.34% 2007	5,000	5,036
Fannie Mae 4.00% 2008	30,000	29,643
Fannie Mae 6.625% 2009	11,900	12,417
Fannie Mae 5.25% 2012	56,000	56,871
Fannie Mae 6.125% 2012	12,250	12,979
Federal Home Loan Bank 3.375% 2007	65,000	64,303
Federal Home Loan Bank 3.70% 2007	10,245	10,173
Federal Home Loan Bank 3.375% 2008	36,280	35,693
Federal Home Loan Bank 5.625% 2016	24,250	25,236
Federal Agricultural Mortgage Corp. 4.25% 2008	14,500	14,360
Federal Agricultural Mortgage Corp. 4.875% 2011[1]	17,750	17,789
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,517
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	5,785	5,802
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	8,971	8,924
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	3,400	3,464
		622,359

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 12.10%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	6,114	6,005
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,154	4,057
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	16,841	16,903
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	12,324	12,308
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	5,637	5,662
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	5,518	5,444
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	3,613	3,624
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.883% 2035[2]	4,587	4,591
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	7,454	7,488
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	3,215	3,237
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	6,352	6,374
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	23,884	24,028
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	7,052	7,084
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,284	1,288
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	876	881
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.324% 2033[2]	862	856
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,390	1,411
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,527	2,579
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.641% 2034[2]	3,433	3,402
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	15,116	15,036
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	5,351	5,397
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1]	22,599	16,010
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	11,013	11,064
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	18,303	18,000
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,840	10,650
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,969	4,995
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,257	1,251
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	11,754	11,822
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	6,944
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	18,434	18,111
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,186	5,228
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	4,851	4,788
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	4,079	4,056
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.337% 2033[2]	3,655	3,617
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.475% 2033[2]	1,090	1,080
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[2]	4,675	4,691
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	22,543	22,158
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.708% 2033[2]	3,024	2,970
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	24,137	23,922
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.68% 2036[2]	11,420	11,435
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	8,049	7,760
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	10,016	9,819
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]	1,921	1,899
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]	2,966	2,947
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[2]	3,235	3,197
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[2]	1,548	1,526
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.031% 2033[2]	1,194	1,181
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.113% 2033[2]	5,809	5,776
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.372% 2034[2]	2,593	2,557
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	6,329
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.933% 2035[2]	7,899	7,828
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	21,071	20,701
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.695% 2033[2]	1,208	1,203
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.269% 2034[2]	2,918	2,885
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.872% 2036[2]	22,692	22,736
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,779	1,789
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,271	2,286
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	6,445	6,375
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,156	3,132
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	2,221	2,264
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,989	2,937
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	11,918	11,974
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	9,526	9,359
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	5,394	5,234
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	6,084	6,115
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	7,641	7,644
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,834	5,679
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[1,2]	2,231	2,237
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.74% 2027[1,2]	2,322	2,319
Structured Asset Securities Corp., Series 1999-RF1, Class A, 9.492% 2028[1,2]	3,310	3,340
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	13,816	13,450
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	11,917	11,611
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	11,966	11,542
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	10,009	10,055
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	3,098	2,989
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.934% 2035[2]	6,293	6,247
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,475
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[2]	8,311	8,323
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	7,313	7,307
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	6,276	6,196
PUMA Global Trust No. 1, Class B, 5.855% 2033[2]	5,500	5,503
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.957% 2036[2]	4,219	4,236
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[2]	3,793	3,829
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class II-A-1, 4.894% 2034[2]	3,850	3,826
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.685% 2034[2]	3,125	3,079
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	3,016	3,043
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,209	2,232
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 2036[2]	276	274
Paine Webber CMO, Series O, Class 5, 9.50% 2019	242	265
		603,957

ASSET-BACKED OBLIGATIONS[3]— 10.28%
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	3,753	3,747
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]	2,866	2,852
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[1]	12,180	12,114
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]	4,250	4,205
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]	10,000	10,008
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[1]	14,000	14,136
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	6,750	6,676
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]	6,500	6,460
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]	22,750	22,296
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,492
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,269
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[1]	6,291	6,260
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1]	16,000	16,092
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	5,000	5,002
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,000	6,014
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,870
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,637
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.495% 2013[2]	7,000	7,028
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	12,548
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	6,083
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,279	4,223
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,157
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,034
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[1]	16,644	16,433
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	449	444
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]	4,051	4,005
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]	2,638	2,604
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[1]	5,000	4,961
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[1]	3,000	3,060
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[1]	5,000	5,000
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[1]	10,000	10,000
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[1]	2,518	2,499
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1]	12,000	12,028
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,321
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	13,758
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,430
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	12,185	12,115
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	10,589	10,144
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]	5,750	5,746
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]	4,000	3,997
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,128	3,283
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	5,719	5,976
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,821
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,700
Advanta Business Card Master Trust, Series 2006-C1, Class C, 5.80% 2014[2]	2,000	2,008
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 5.75% 2009[2]	5,750	5,756
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,803
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	2,286	2,260
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,250	6,237
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[2]	8,131	8,158
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[1]	8,000	7,996
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,671	4,666
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,463	1,442
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[2]	1,857	1,858
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	7,890
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[1]	7,500	7,464
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,062
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]	7,000	6,926
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	6,400	6,457
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	5,062	4,972
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,453
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030	1,008	1,003
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[2]	5,000	4,992
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	891	886
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,447
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	5,250	5,275
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1]	5,000	5,025
BA Credit Card Trust, Series 2004-1, Class B, 5.415% 2012[2]	5,000	4,998
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,017
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	3,935	3,912
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]	3,723	3,608
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1]	3,227	3,235
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.97% 2016[2]	3,000	3,081
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	839	870
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,975	2,065
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.55% 2031[2]	2,595	2,598
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010[1,2]	2,250	2,251
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	2,163	2,157
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	1,572	1,564
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[1]	1,385	1,359
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,229
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	1,010
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	692
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	588	587
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2]	253	253
		513,050

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 9.29%
Fannie Mae 7.00% 2008	39	39
Fannie Mae 7.00% 2009	54	54
Fannie Mae 7.00% 2009	11	11
Fannie Mae 7.50% 2009	68	68
Fannie Mae 7.50% 2009	54	55
Fannie Mae 7.50% 2009	50	51
Fannie Mae 7.50% 2009	6	6
Fannie Mae 8.50% 2009	9	9
Fannie Mae 9.00% 2009	87	89
Fannie Mae 9.00% 2009	82	84
Fannie Mae 9.50% 2009	130	135
Fannie Mae 7.00% 2010	39	39
Fannie Mae 9.50% 2010	3	3
Fannie Mae 7.00% 2011	362	368
Fannie Mae 7.00% 2011	171	175
Fannie Mae 7.00% 2011	22	23
Fannie Mae 7.00% 2012	264	270
Fannie Mae 8.50% 2014	5	5
Fannie Mae 7.00% 2015	1,637	1,698
Fannie Mae 7.00% 2015	449	459
Fannie Mae 7.00% 2015	80	81
Fannie Mae 7.00% 2015	38	40
Fannie Mae 7.50% 2015	807	842
Fannie Mae 7.50% 2015	750	783
Fannie Mae 7.50% 2015	373	390
Fannie Mae 7.50% 2015	344	360
Fannie Mae 7.50% 2015	96	98
Fannie Mae 7.50% 2015	84	88
Fannie Mae 7.50% 2015	65	68
Fannie Mae 9.00% 2015	470	500
Fannie Mae 13.50% 2015	217	250
Fannie Mae 7.00% 2016	1,181	1,208
Fannie Mae 7.00% 2016	498	509
Fannie Mae 7.00% 2016	246	251
Fannie Mae 7.50% 2016	382	391
Fannie Mae 9.00% 2016	713	769
Fannie Mae 11.50% 2016	269	302
Fannie Mae 7.00% 2017	1,220	1,247
Fannie Mae 7.00% 2017	868	887
Fannie Mae 7.00% 2017	487	498
Fannie Mae 9.00% 2018	20	22
Fannie Mae 10.00% 2018	126	140
Fannie Mae 11.50% 2019	771	862
Fannie Mae 5.00% 2020	12,665	12,520
Fannie Mae 11.00% 2020	185	210
Fannie Mae 11.00% 2020	88	98
Fannie Mae 11.50% 2020	173	193
Fannie Mae 5.50% 2021	9,939	9,963
Fannie Mae 10.00% 2021	183	202
Fannie Mae 9.50% 2022	54	60
Fannie Mae 7.00% 2023	89	92
Fannie Mae 7.50% 2023	221	233
Fannie Mae 6.00% 2024	4,732	4,787
Fannie Mae 10.00% 2025	211	235
Fannie Mae 6.00% 2026	3,130	3,166
Fannie Mae 8.50% 2026	30	32
Fannie Mae 9.325% 2026[2]	1,111	1,224
Fannie Mae 9.50% 2026	436	492
Fannie Mae 8.50% 2027	114	122
Fannie Mae 7.00% 2031	42	43
Fannie Mae 7.50% 2031	108	112
Fannie Mae 5.50% 2034	7,240	7,194
Fannie Mae 6.50% 2035	7,770	7,958
Fannie Mae 6.00% 2036	34,727	35,044
Fannie Mae 6.00% 2036	21,674	21,879
Fannie Mae 6.00% 2036	6,796	6,857
Fannie Mae 6.00% 2036	2,671	2,695
Fannie Mae, Series D, Class 2, 11.00% 2009	81	83
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,991
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	31,365	30,588
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,098
Fannie Mae, Series 88-16, Class B, 9.50% 2018	24	26
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	481	522
Fannie Mae, Series 2001-4, Class GA, 10.257% 2025[2]	1,097	1,223
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[2]	2,843	3,160
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,838	1,910
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,681	1,758
Fannie Mae, Series 2001-20, Class D, 11.071% 2031[2]	176	196
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,797	7,623
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	13,153	10,055
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	6,684	5,203
Fannie Mae, Series 2006-96, Class FD, 5.82% 2036[2]	15,703	15,837
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	28,916	29,636
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	13,058	13,422
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	9,176	9,439
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	15,104	11,801
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,800	13,056
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	409	422
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	367	377
Freddie Mac 7.00% 2008	50	51
Freddie Mac 8.00% 2008	7	7
Freddie Mac 8.50% 2008	6	6
Freddie Mac 8.75% 2008	5	5
Freddie Mac 8.50% 2009	38	39
Freddie Mac 8.00% 2010	51	52
Freddie Mac 9.50% 2010	2	2
Freddie Mac 8.00% 2012	87	90
Freddie Mac 9.50% 2013	4	4
Freddie Mac 6.00% 2014	132	134
Freddie Mac 6.00% 2014	78	79
Freddie Mac 4.00% 2015	6,918	6,580
Freddie Mac 7.00% 2015	116	120
Freddie Mac 8.00% 2017	284	298
Freddie Mac 8.00% 2017	103	108
Freddie Mac 8.00% 2017	76	80
Freddie Mac 8.50% 2018	10	10
Freddie Mac 10.00% 2018	547	612
Freddie Mac 8.50% 2019	80	86
Freddie Mac 10.00% 2019	418	470
Freddie Mac 8.50% 2020	27	29
Freddie Mac 8.50% 2021	40	43
Freddie Mac 10.00% 2021	196	216
Freddie Mac 10.00% 2025	263	290
Freddie Mac 9.00% 2030	336	366
Freddie Mac 4.647% 2035[2]	—	—
Freddie Mac, Series 2310, Class B, 9.907% 2015[2]	91	100
Freddie Mac, Series 2356, Class GD, 6.00% 2016	19,610	20,075
Freddie Mac, Series 2310, Class A, 10.511% 2017[2]	364	394
Freddie Mac, Series 1567, Class A, 4.561% 2023[2]	98	90
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	780	810
Freddie Mac, Series 3061, Class PN, 5.50% 2035	18,057	18,263
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	12,890	9,669
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	6,175	4,647
Freddie Mac, Series 3156, Class NG, 6.00% 2036	9,230	9,506
Freddie Mac, Series 3271, Class OA, 6.00% 2037	10,000	10,200
Government National Mortgage Assn. 8.50% 2007	10	10
Government National Mortgage Assn. 8.50% 2008	22	22
Government National Mortgage Assn. 9.00% 2008	48	49
Government National Mortgage Assn. 9.50% 2009	409	421
Government National Mortgage Assn. 9.00% 2016	17	18
Government National Mortgage Assn. 8.50% 2017	110	118
Government National Mortgage Assn. 9.50% 2020	81	90
Government National Mortgage Assn. 9.50% 2020	50	56
Government National Mortgage Assn. 8.50% 2021	231	251
Government National Mortgage Assn. 8.50% 2021	106	116
Government National Mortgage Assn. 9.00% 2021	89	98
Government National Mortgage Assn. 8.50% 2022	39	42
Government National Mortgage Assn. 8.50% 2022	35	38
Government National Mortgage Assn. 8.50% 2022	19	21
Government National Mortgage Assn. 8.50% 2023	273	296
Government National Mortgage Assn. 5.50% 2036	70,215	69,996
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,210	3,121
		463,358

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 8.73%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	13,048	12,803
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,306
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.333% 2037[2]	5,000	5,056
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	11,022	10,755
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,879
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,684
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,404
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,259
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,700	2,650
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	981
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,634
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,000	1,951
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038	3,000	2,995
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	13,500	13,483
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,394	3,435
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,616
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.805% 2041[2]	1,500	1,603
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	2,516	2,519
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.136% 2031[1,2]	77,320	1,922
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	1,389	1,390
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,362	5,259
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	2,917	2,960
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,936
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,500	4,424
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,367	2,467
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	2,703	2,649
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,788
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,936
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	3,000	2,980
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[2]	10,500	10,566
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,270
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,737
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,944
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]	8,350	8,424
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	1,270	1,286
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1]	8,750	8,814
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[1]	2,000	2,018
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1]	2,000	2,019
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	10,000	10,409
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,100	9,923
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	761	774
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,308
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	12,000	11,850
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]	8,180	8,146
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,437
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,920
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,433
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1]	11,350	11,419
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]	7,063	7,145
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]	1,390	1,400
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,101
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	843	846
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	13,350	13,904
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,146
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,909
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.278% 2039	2,000	2,005
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,000	1,966
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	2,000	2,027
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,527
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,701
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,956
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,623
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,545	2,571
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,750	1,871
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	7,750	7,648
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,494
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,227
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	6,306	6,153
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,670	4,751
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,128
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[1]	1,521	1,499
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	10,000	10,048
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[1]	8,500	8,724
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,985	3,046
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,650	4,917
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,060	1,071
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	5,042	5,075
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,338
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,750	1,786
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	2,444	2,456
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,055
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[2]	2,000	2,010
		435,545

NON-U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.43%
Corporación Andina de Fomento 6.875% 2012	20,000	21,307

MUNICIPALS — 0.09%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]	3,921	3,944
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	577	577
		4,521

Total bonds & notes (cost: $4,717,432,000)		4,719,034

Preferred securities — 1.25%	Shares

FINANCIALS — 1.25%
Société Générale 7.85%[1,2]	16,703,000	16,760
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	14,000,000	15,201
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	11,795,000	11,972
RBS Capital Trust I 4.709% noncumulative trust preferred ING[2]	7,250,000	6,970
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	5,500,000	6,198
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	5,000,000	5,278

Total preferred securities (cost: $65,298,000)		62,379

Short-term securities — 3.30%	Principal amount (000)

CAFCO, LLC 3.26% due 3/16/2007[1]	$33,300	33,222
Johnson & Johnson 5.18% due 3/12/2007[1]	32,500	32,444
General Electric Capital Corp. 5.32% due 3/1/2007	17,150	17,147
NetJets Inc. 5.21% due 4/9/2007[1]	16,200	16,106
Hewlett-Packard Co. 5.23% due 3/7/2007[1]	15,400	15,384
Eli Lilly and Co. 5.19% due 3/8/2007[1]	14,100	14,084
Colgate-Palmolive Co. 5.19% due 3/5/2007[1]	13,800	13,790
Fannie Mae 5.13% due 5/9/2007	12,700	12,567
Freddie Mac 5.195% due 4/2/2007	6,500	6,468
Coca-Cola Co. 5.18% due 3/23/2007[1]	3,450	3,439

Total short-term securities (cost: $164,658,000)		164,651

Total investment securities (cost: $4,947,388,000)		4,946,064
Other assets less liabilities		43,748

Net assets		$4,989,812

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $952,185,000, which represented 19.08% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5 Index-linked bond whose principal amount moves with a government retail price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-923-0407-S6897

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2007